Acquisitions - Fair Values of Assets and Liabilities of DSBI at the Date of Acquisition and the Consideration Paid (Parenthetical) (Detail) ¥ in Billions	Apr. 01, 2019 JPY (¥)
Daiwa SB Investments Ltd [member] | Deposit [Member]
Disclosure of detailed information about business combination [line items]
Fair value of assets acquired deposits	¥ 21